PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) $ in Millions	Nov. 10, 2022 USD ($)	Apr. 15, 2021 USD ($) $ / oz	Dec. 31, 2023	Sep. 30, 2022 USD ($)	May 06, 2022 USD ($)	Aug. 24, 2020 USD ($)
Granite Creek
Disclosure of detailed information about business combination [line items]
Cash					$ 4.0
Payments included in net profit royalty, percentage			10.00%		10.00%
Tabor Project
Disclosure of detailed information about business combination [line items]
Percentage owned						100.00%
Liabilities incurred						$ 0.3
Earn-in-option payments						$ 5.2
Argenta Property Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 3.7
Osgood Mining Company LLC Acquisition
Disclosure of detailed information about business combination [line items]
Contingent value rights , payment to waterton amount		$ 5.0
Contingent value rights , additional payment to waterton amount		$ 5.0
Period for change in price consecutive day		60 days
Contingent price increase per ounce | $ / oz		2,000
Osgood Mining Company LLC | Waterton
Disclosure of detailed information about business combination [line items]
Cash				$ 5.0